Form 13F Holdings Report -- Submission Type 13F-HR

The following submission of Form 13F Holdings Report (submission type 13F-HR) includes the submission Page 1 data Fields, attached header, Cover Page, Summary Page, and Information Table.
Main Page (1)

	TYPE                     		13F-HR
	PERIOD                 	 		09/30/2010

		CIK                      	0000936936
		CCC                      	6bytaas@
	SUBMISSION/CONTACT
		NAME                     	Sean O'Neill
		PHONE                    	310-824-6445

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement.
                                  	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Doheny Asset Management LLC
Address: 	10877 Wilshire Blvd.
         	Suite 1406
         	Los Angeles, CA  90024

13F File Number:  	801-43726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		William H. Doheny, Jr.
Title:    	Managing Member
Phone:    	310-209-5500
Signature, Place, and Date of Signing:

    William H. Doheny, Jr.	Los Angeles, CA	     November 5, 2010
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		0

Form 13F Information Table Entry Total:   	82
Form 13F Information Table Value Total:   	$137,686,000
List of Other Included Managers:		none

<
                                                                  FORM 13F INFORMATION
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co (fmly Minnesota Mining & COM              88579Y101      436     5030 SH       SOLE                                       5030
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108     2181   118075 SH       SOLE                                     118075
ALTRIA GROUP (fka Philip Morri COM              02209S103      225     9347 SH       SOLE                                       9347
AMGEN INC.                     COM              031162100     1179    21400 SH       SOLE                                      21400
ANALOG DEVICES                 COM              032654105      793    25275 SH       SOLE                                      25275
ANWORTH MORTGAGE ASSET CORP    COM              037347101     6300   883560 SH       SOLE                                     883560
APPLE COMPUTER INC.            COM              037833100     7116    25080 SH       SOLE                                      25080
AT&T INC                       COM              00206R102      322    11256 SH       SOLE                                      11256
BALTIC TRADING LTD             COM              Y0553W103     2865   260250 SH       SOLE                                     260250
BANK OF AMERICA CORP           COM              060505104      961    73346 SH       SOLE                                      73346
BARNES & NOBLE                 COM              067774109     1718   106012 SH       SOLE                                     106012
BELDEN CDT INC                 COM              077454106      444    16835 SH       SOLE                                      16835
BERKSHIRE HATHAWAY INC - CL A  COM              084670108     1120        9 SH       SOLE                                          9
BERKSHIRE HATHAWAY INC - CLASS COM              084670702      865    10456 SH       SOLE                                      10456
BEST BUY CO INC                COM              086516101     1069    26175 SH       SOLE                                      26175
BGC PARTNERS INC-CL A          COM              05541T101     5443   911790 SH       SOLE                                     911790
BJ'S RESTAURANTS INC           COM              09180C106     1091    38750 SH       SOLE                                      38750
BRISTOL MYERS SQUIBB COM       COM              110122108      356    13140 SH       SOLE                                      13140
BYD CO-LTD UNSPONSORED ADR     COM              05606L100     4493    55945 SH       SOLE                                      55945
CATERPILLAR INC.               COM              149123101      383     4868 SH       SOLE                                       4868
CELGENE CORP                   COM              151020104      243     4210 SH       SOLE                                       4210
CHECK POINT SOFTWARE TECH      COM              M22465104     6642   179860 SH       SOLE                                     179860
CHESAPEAKE  ENERGY             COM              165167107     2393   105655 SH       SOLE                                     105655
CHEVRON CORP (fmly ChevronTexa COM              166764100     2428    29954 SH       SOLE                                      29954
COCA COLA COMPANY              COM              191216100      578     9875 SH       SOLE                                       9875
CONOCOPHILLIPS                 COM              20825C104     2464    42913 SH       SOLE                                      42913
CONSOLIDATED GRAPHICS INC      COM              209341106      226     5445 SH       SOLE                                       5445
DISNEY WALT CO DEL COM         COM              254687106      252     7612 SH       SOLE                                       7612
DUKE ENERGY CORP-NEW           COM              26441C105     1619    91410 SH       SOLE                                      91410
EAST WEST BANCORP INC          COM              27579R104      195    12000 SH       SOLE                                      12000
EXXON MOBIL CORPORATION        COM              30231G102     1430    23135 SH       SOLE                                      23135
FIRST NIAGARA FINANCIAL GROUP, COM              33582V108      165    14166 SH       SOLE                                      14166
GENERAL ELECTRIC CO COM        COM              369604103     1625   100004 SH       SOLE                                     100004
GFI GROUP INC.                 COM              361652209     4435   955760 SH       SOLE                                     955760
GOLDMAN SACHS GROUP INC.       COM              38141G104      203     1405 SH       SOLE                                       1405
GOOGLE INC - CL A              COM              38259P508     4893     9306 SH       SOLE                                       9306
HALLIBURTON CO.                COM              406216101     5841   176625 SH       SOLE                                     176625
HALOZYME THERAPEAUTICS INC     COM              40637h109     1277   165625 SH       SOLE                                     165625
HESS CORP (fmly Amerada Hess C COM              42809H107      298     5040 SH       SOLE                                       5040
HOLOGIC INC                    COM              436440101      365    22790 SH       SOLE                                      22790
INTEL CORP COM                 COM              458140100     1006    52390 SH       SOLE                                      52390
INTERNATIONAL BUSINESS MACHINE COM              459200101     1217     9075 SH       SOLE                                       9075
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     1029    71225 SH       SOLE                                      71225
J.P. MORGAN CHASE & CO         COM              46625H100      789    20730 SH       SOLE                                      20730
JINPAN INTERNATIONAL LTD       COM              g5138l100      533    52850 SH       SOLE                                      52850
JOHNSON & JOHNSON COM          COM              478160104     3124    50415 SH       SOLE                                      50415
KIMBERLY CLARK                 COM              494368103      317     4870 SH       SOLE                                       4870
KINDER MORGAN ENERGY PARTNERS  COM              494550106      557     8125 SH       SOLE                                       8125
KRAFT FOODS INC. - CLASS A     COM              50075N104     1541    49934 SH       SOLE                                      49934
LEXINGTON CORPORATE PPTYS TR   COM              529043101     3456   482659 SH       SOLE                                     482659
MARATHON OIL CORP              COM              565849106     2648    80005 SH       SOLE                                      80005
MERCK and CO INC               COM              58933Y105     2077    56430 SH       SOLE                                      56430
MICROCHIP TECHNOLOGY INC       COM              595017104     4079   129700 SH       SOLE                                     129700
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     1627   277250 SH       SOLE                                     277250
NORTHROP GRUMMAN CORP          COM              666807102     1037    17100 SH       SOLE                                      17100
NUSTAR ENERGY LP               COM              67058H102     1235    20000 SH       SOLE                                      20000
ORACLE SYSTEM CORP             COM              68389X105      530    19750 SH       SOLE                                      19750
PEOPLE'S UNITED FINANCIAL INC. COM              712704105      559    42730 SH       SOLE                                      42730
PEPSICO INC COM                COM              713448108      480     7225 SH       SOLE                                       7225
PFIZER INC.                    COM              717081103      865    50367 SH       SOLE                                      50367
PROCTER & GAMBLE CO.           COM              742718109     1018    16975 SH       SOLE                                      16975
REDWOOD TRUST INC              COM              758075402     7199   497830 SH       SOLE                                     497830
SAFEWAY INC.                   COM              786514208      241    11390 SH       SOLE                                      11390
SARA LEE                       COM              803111103     1518   113025 SH       SOLE                                     113025
SCHLUMBERGER LTD COM           COM              806857108      335     5435 SH       SOLE                                       5435
SHIP FINANCE INTL LTD          COM              G81075106     8609   443070 SH       SOLE                                     443070
SPECTRA ENERGY CORP            COM              847560109     1627    72142 SH       SOLE                                      72142
STARBUCKS CORP                 COM              855244109      657    25700 SH       SOLE                                      25700
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109      688    67835 SH       SOLE                                      67835
TENET HEALTHCARE CORPORATION   COM              88033G100       59    12562 SH       SOLE                                      12562
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     5037    95484 SH       SOLE                                      95484
TEXAS INSTRUMENTS INC.         COM              882508104      343    12640 SH       SOLE                                      12640
TRANSTEXAS GAS CORP - CLASS A  COM              893895201        0    15041 SH       SOLE                                      15041
TVI CORP                       COM              872916101        0    17500 SH       SOLE                                      17500
VERIZON COMMUNICATIONS-fmly Be COM              92343V104      411    12596 SH       SOLE                                      12596
BAC CAPITAL TRUST III          PFD              05518E202     3977   158525 SH       SOLE                                     158525
CITIGROUP CAP X  6.1%   9/30/3 PFD              173064205     2758   118610 SH       SOLE                                     118610
CITIGROUP CAPITAL VII          PFD              17306N203     4043   163025 SH       SOLE                                     163025
COUNTRYWIDE CAPITAL V          PFD              222388209     3767   152925 SH       SOLE                                     152925
LEXINGTON REALTY TRUST 7.55% S PFD              529537201     2982   126270 SH       SOLE                                     126270
MORGAN STANLEY CAP TR III 6.25 PFD              617460209     4116   170425 SH       SOLE                                     170425
TRANSTEXAS GAS CORP SR PFD SER PFD              893895607        0    41140 SH       SOLE                                      41140
WELLS FARGO CAPITAL  5.625%  4 PFD              94979P203      303    12100 SH       SOLE                                      12100
CENTRAL FUND CANADA CL A                        153501101      427    25700 SH       SOLE                                      25700